Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of March 31,
	2024	2025
	RMB	RMB	US$
Leasehold improvement	210,000	–	–
Electronic equipment	353,665	531,097	73,187
Office furniture	120,986	126,013	17,365
Vehicle	292,035	354,635	48,870
	976,686	1,011,745	139,422
Less: accumulated depreciation	(430,223)	(477,719)	(65,831)
Property and equipment, net	546,463	534,026	73,591